QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)	12 Months Ended
Apr. 30, 2012
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
NOTE 18 • QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
	(in thousands, except per share data)
QUARTER ENDED	July 31, 2011	October 31, 2011	January 31, 2012	April 30, 2012
Revenues – as previously reported	$59,557	$60,629	$60,981	$60,621
Reclassified to discontinued operations(1)	(393)	(429)	(435)	(433)
Revenues – as revised for discontinued operations	$59,164	$60,200	$60,546	$60,188

Net income attributable to Investors Real Estate Trust	$1,421	$1,285	$2,127	$3,379
Net income available to common shareholders	$828	$692	$1,534	$2,786
Net income per common share - basic & diluted	$.01	$.01	$.02	$.03

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2010	October 31, 2010	January 31, 2011	April 30, 2011
Revenues – as previously reported	$59,042	$58,765	$60,121	$59,026
Reclassified to discontinued operations(1)	(401)	(398)	(403)	(407)
Revenues – as revised for discontinued operations	$58,641	$58,367	$59,718	$58,619

Net income attributable to Investors Real Estate Trust	$1,986	$5,819	$11,833	$444
Net income (loss) available to common shareholders	$1,393	$5,226	$11,240	$(149)
Net income (loss) per common share - basic & diluted	$.02	$.07	$.14	$(.01)
(1)            Revenue that has been reclassified to discontinued operations. See Note 12 for additional information.
The above financial information is unaudited. In the opinion of management, all adjustments (which are of a normal recurring nature) have been included for a fair presentation.